Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Tax-Exempt Money Fund
Statement of Investments, April 30, 2013 (unaudited) *(continued)*

[a]New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution, Refunding, Series DD, Sub Series DD-2, Daily VRDN and Put, 0.18%, 6/15/43	2,600,000	2,600,000
[a]New York City Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc., Series B-1, Weekly VRDN and Put, 0.21%, 11/01/38	3,000,000	3,000,000
[a]New York State Dormitory Authority Revenues,		
Non-State Supported Debt, Columbia University, Series A, Weekly VRDN and Put, 0.19%, 9/01/39	3,600,000	3,600,000
State Supported Debt, New York Public Library, Series A, Weekly VRDN and Put, 0.21%, 7/01/28	1,500,000	1,500,000
[a]New York State HFAR, Housing, College Arms Apartments, Series A, Weekly VRDN and Put, 0.23%, 5/01/48	2,000,000	2,000,000
		20,300,000
Pennsylvania 3.2%		
[a]Bucks County IDA Hospital Revenue, Grand View Hospital, Series A, Weekly VRDN and Put, 0.20%, 7/01/34	2,000,000	2,000,000
[a]Emmaus General Authority Revenue, Local Government, Series B, Sub Series B-29, Weekly VRDN and Put, 0.24%, 3/01/24	900,000	900,000
		2,900,000
Texas 8.9%		
[a]Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, FNMA Insured, Weekly VRDN and Put, 0.26%, 9/15/26	3,500,000	3,500,000
[a]Texas Water Development Board Revenue, State Revolving Fund, sub. lien, Refunding, Series A, Daily VRDN and Put, 0.19%, 7/15/19	1,000,000	1,000,000
[a]University of Texas System Permanent University Fund Revenue, Series A, Weekly VRDN and Put, 0.16%, 7/01/38	3,600,000	3,600,000
		8,100,000
Utah 3.3%		
[a]Utah Associated Municipal Power Systems Revenue, Horse Butte Wind Project, Series B, Weekly VRDN and Put, 0.23%, 9/01/32	3,000,000	3,000,000
Virginia 6.1%		
[a]Fairfax Country IDAR, Inova Health System Project, Series C-1, Daily VRDN and Put, 0.18%, 5/15/26	2,185,000	2,185,000
[a]Montgomery County IDAR, Virginia Tech Foundation, Refunding, Daily VRDN and Put, 0.20%, 6/01/35	3,400,000	3,400,000
		5,585,000
Washington 2.6%		
[a]Vancouver Housing Authority Revenue, Pooled Housing, Refunding, FHLMC Insured, Weekly VRDN and Put, 0.21%, 12/01/38	2,400,000	2,400,000
Total Investments (Cost $90,950,707) 100.0%		90,950,707
Other Assets, less Liabilities 0.0%[†]		19,354
Net Assets 100.0%		$ 90,970,061

[†]Rounds to less than 0.1% of net assets.

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

CDA	- Community Development Authority/Agency
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
HFA	- Housing Finance Authority/Agency
HFAR	- Housing Finance Authority Revenue
IDA	- Industrial Development Authority/Agency
IDAR	- Industrial Development Authority Revenue
IDR	- Industrial Development Revenue
MF	- Multi-Family
MFHR	- Multi-Family Housing Revenue
MFR	- Multi-Family Revenue
MTA	- Metropolitan Transit Authority
PCFA	- Pollution Control Financing Authority
PCR	- Pollution Control Revenue
TRAN	- Tax and Revenue Anticipation Note

Franklin Tax-Exempt Money Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Exempt Money Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

3. INCOME TAXES

At April 30, 2013, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At April 30, 2013, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure, except for the following:

On May 21, 2013, the Board approved a proposal to liquidate the Fund. The Fund is scheduled to liquidate on July 2, 2013.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.